Loeb & Loeb LLP

345 Park Avenue
New York, NY 10154-1895	Main	212.407.4000
	Fax	212.407.4990

September 3, 2010

Pamela A. Long

Assistant Director

United States Securities and Exchange Commission

Mailstop 4631

Washington, D.C. 20549

Re:	Sino Clean Energy Inc.
Amendment No. 2 to the Registration Statement on Form S-1,
Filed: July 26, 2010
File No.: 333-167560

Dear Ms. Long:

On behalf of our client, Sino Clean Energy Inc., a Nevada corporation (the “Company”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) one complete electronic version of Amendment No. 2 to the Company’s Registration Statement on Form S-1 (the “Registration Statement”).

By Federal Express, the Company is furnishing the Commission’s staff (the “Staff”) with four marked courtesy copies of the Registration Statement and all annexes filed therewith.

The Registration Statement responds to the comments set forth in the Staff letter dated August 10, 2010 (the “Staff’s Letter”).

In order to facilitate your review of the Registration Statement, we have responded, on behalf of the Company, to each of the comments set forth in the Staff’s Letter, on a point-by-point basis.  The numbered paragraphs set forth below respond to the Staff’s comments and correspond to the numbered paragraphs in the Staff’s Letter.  Page numbers refer to the Registration Statement as filed.

Prospectus Summary, page 1

Company’s Strength, page 2

Dominant market position…page 2

1.             Please disclose the measure by which you were the third largest CWSF producer in China as of September 30, 2009 and, as this information is almost one year old,

to the extent practicable please update this information here and throughout the prospectus.

Response:  The Company has revised the disclosure as requested to include that its market position as of August 2010 was based upon third party sales volume.  This information was provided to the Company by Frost & Sullivan and is the most up to date information that the Company has or is able to retrieve at this time.

Agreements with Select Strategic Partners, page 3

2.             To be consistent with the supplemental information you provided to the staff, please revise our disclosure in the first bullet point to state that Haizhong Boiler has a 78% share of the boiler market.  Please make conforming revisions on pages 18 and 55 as well.  In addition, please disclose the date as of which Haizhong Boiler’s market share was determined.

Response:   The disclosure has been revised as requested.

Business, page 53

Benefits of CWSF, page 58

3.             At the bottom of page 59, you state that “…management believes that the cost to purchase and install a new CWSF boiler ranges from approximately RMB 1 million to RMB 5 million…”.  Please include the US dollar equivalent of these amounts and reconcile the amounts to the supplemental information in “Appendix F — Analysis of capital costs” that you provided to the staff in support of your disclosure on page 59.

Response:  We respectfully submit that the statement referred to above is actually management’s estimate of the cost to purchase and install an additional production line, not a new CWSF boiler.  The Company has included, as requested, the US dollar equivalent.

Regional Market Size, page 66

4.             Please provide us with an English translation of the relevant supporting information from the Beijing Zhongjing Zhongheng Information and Consulting Center, Report #2 that you provided to our staff supplementally for its review.

Response:  We have supplementally provided an English translation.

Competition, page 66

5.             Please disclose in the first sentence, as you do elsewhere in the prospectus, that the company’s ranking among third-party CWSF producers in China is based on CWSF sales volume as of September 30, 2009.

Response:  The Company has made the requested revisions.

Exhibit 23.4

6.             The limitations and disclaimers in the second paragraph of the consent are inappropriate.  Please have the consent revised to eliminate these limitations and disclaimers and then re-file the consent with your next amendment.

Response:  The limitations have been eliminated and the consent re-filed.

Your prompt attention to this filing would be greatly appreciated.  Should you have any questions concerning any of the foregoing please contact me at (212) 407-4122.

Very truly yours,

/s/ Tahra Wright
Tahra Wright, Esq.